Intangible Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets
Net	$ 158	$ 254
Amortization expense	91	$ 47,000
Amortization expense, 2020	92
Amortization expense, 2021	$ 66
Software license
Finite-Lived Intangible Assets
Estimated Life (years)	3 years
Cost	$ 291
Accumulated Amortization	(133)
Net	$ 158